Summary of Significant Accounting Policies - Schedule of Information About Movement of Quality Assurance Receivable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Information About Movement Of Quality Assurance Receivable [Abstract]
Beginning balance	¥ 809,503	¥ 1,097,188
Impact of adoption of ASC 326 (Note 2(b))	34,998	0
Provision/(reversal) for credit losses	(49,590)	210,520
Write-offs	(571,397)	(498,205)
Ending balance	¥ 223,514	¥ 809,503